Organization and summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following at September 30, 2012 and December 31, 2011:
	September 30, 2012	December 31, 2011

Raw materials	$46	$67
Work in process	—	100
	$46	$167

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

The following is a summary of the Company’s allowance for doubtful accounts activity for the years ended December 31, 2011 and 2010:

	Year Ended December 31,
(in $000’s)	2011	2010

Allowance for doubtful accounts, beginning of year	$9	$9
Bad debt expense	1	—
Write-offs	(10)	—
Allowance for doubtful accounts, end of year	—	9

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Liabilities measured at fair value on a recurring basis as of September 30, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liabilities – current portion	$41	$-	$-	$41
Derivative liabilities – long-term portion	2,400	-	-	2,400

Total	$2,441	$-	$-	$2,441

Liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liabilities – current portion	$706	$-	$-	$706
Derivative liabilities – long-term portion	101	-	-	101

Total	$807	$-	$-	$807

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table sets forth a reconciliation of changes in the fair value of derivatives classified as Level 3 (in thousands):

Balance at December 31, 2011	$807
Issuance of warrants as derivative liabilities	2,734
Change in fair value	(1,100)
Balance at September 30, 2012	$2,441

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

The prior period financial statements included in this filing have been revised to reflect the corrections of these errors, the effects of which have been provided in summarized format below:

Revised consolidated balance sheet amounts	December 31, 2010
	As Previously Reported	Adjustment	As Revised
Additional paid-in capital	79,345	5,006	84,351
Accumulated deficit	(91,118)	(5,006)	(96,124)

Revised consolidated statement of operations amounts	For the Year Ended December 31, 2010
	As Previously Reported	Adjustment	As Revised
Loss on extinguishment of debt	$(614)	$(5,006)	$(5,620)
Total other expense	(2,201)	(5,006)	(7,207)
Net loss	(9,850)	(5,006)	(14,856)
Net loss attributable to ThermoEnergy Corporation	(9,850)	(5,006)	(14,856)
Deemed dividend on Series B Convertible Preferred Stock	(6,900)	5,006	(1,894)
Net loss attributable to ThermoEnergy Corporation common stockholders	(16,750)	—	(16,750)

Revised consolidated statement of stockholders’ deficiency amounts	For the Year Ended December 31, 2010
	As Previously Reported	Adjustment	As Revised
Convertible debt and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share)	$1,900	$5,006	$6,906
Net loss	(9,850)	(5,006)	(14,856)

Revised consolidated statement of cash flows amounts	For the Year Ended December 31, 2010
	As Previously Reported	Adjustment	As Revised
Net loss	$(9,850)	$(5,006)	$(14,856)

Adjustment to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt	614	5,006	5,620